FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
(a)Risks
The Company is subject to various financial risks that could have a significant impact on profitability, levels of operating cash flow and financial conditions. Ongoing financial market conditions may have an impact on interest rates, gold prices and currency rates.
The Company is exposed to various liquidity, credit and market risks associated with its financial instruments, and manages those risks as follows:
(i)Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset.
The Company’s approach to managing this risk is to ensure that there is sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damages.
As at December 31, 2020, in addition to the available credit facility (note 19(d)), the Company’s cash and cash equivalents and short-term investments balance was $947.5 million (December 31, 2019 - $836.7 million). As at December 31, 2020, the Company had accounts payable and accrued liabilities of $244.7 million (December 31, 2019 - $211.9 million), total lease liabilities of $66.8 million (December 31, 2019 - $58.8 million), Senior Notes payable of $438.6 million (December 31, 2019 - $388.1 million) and Equipment Loans payable of $28.0 million (December 31, 2019 - $20.4 million).
The Company has a treasury policy designed to support management of liquidity risk as follows:
•Invest in financial instruments in order to preserve capital, maintain required liquidity and realize a competitive rate of return while considering an appropriate and tolerable level of credit risk;
•Evaluate, review and monitor on a periodic basis, credit ratings and limits for counterparties with whom funds are invested;
•Monitor cash balances within each operating entity;
•Perform short to medium-term cash flow forecasting, as well as medium and long-term forecasting incorporating relevant budget information; and
•Determine market risks inherent in the business, including currency, fuel and gold commodities and evaluate, implement and monitor hedging strategies through the use of derivative instruments.
Under the terms of the Company’s derivative agreements, counterparties cannot require the immediate settlement of outstanding derivatives, except upon the occurrence of customary events of default such as covenant breaches, including financial covenants, insolvency or bankruptcy. The Company generally mitigates liquidity risk associated with these instruments by spreading out the maturity of its derivatives over time.
(ii)Credit risk
Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The maximum amount of credit risk is equal to the balance of cash and cash equivalents, receivables, short-term investments, derivative assets and restricted cash. Where applicable, the measurement of the fair value of derivatives accounts for counterparty credit risk.
The Company holds cash and cash equivalents, short-term investments and restricted cash in creditworthy financial institutions that comply with the Company’s investment policy and its credit risk parameters.
For derivatives, the Company mitigates credit risk by entering into derivatives with high quality counterparties, limiting the exposure per counterparty, and monitoring the financial condition of the counterparties.
Credit risk related to gold receivables is considered minimal as gold is sold to creditworthy counterparties and settled promptly, usually within the following month.
Credit risk is also related to receivables from Staatsolie and governments. The receivables from governments primarily relate to value added tax. The Company has rights to these receivables based on application of tax laws and regularly monitors collection of the amounts. Receivables from Staatsolie relate to the amount outstanding from Staatsolie, in addition to ongoing operating and capital expenditures, which will be paid out of Staatsolie's gold entitlement from the Saramacca property and the Company monitors collection in line with the terms of the underlying agreements.
(iii)Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. For hedging activities, it is the risk that the fair value of a derivative might be adversely affected by a change in underlying commodity prices or currency exchange rates, and that this in turn affects the Company’s financial condition.
The Company mitigates market risk by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken, establishing trading agreements with counterparties under which there are no requirement to post any collateral or make any margin calls on derivatives. Counterparties cannot require settlement solely because of an adverse change in the fair value of a derivative. Market risk comprises the following types of risks: share and commodity market price risk, currency risk, and interest rate risk.
(b)Financial assets measured at fair value through other comprehensive income (loss)
Marketable securities fair value reserve
Share market price exposure risk is related to the fluctuation in the market price of marketable securities. The Company’s portfolio of marketable securities is not part of its core operations, and accordingly, gains and losses from these marketable securities are not representative of the Company’s performance during the year. Consequently, the Company has designated all of its investments in marketable securities to be measured at fair value through OCI. The Company’s portfolio of marketable securities is primarily focused on the mining sector and relates entirely to investments in equity securities.

	Years ended December 31,
	2020	2019
Proceeds from sale of marketable securities	$10.4	$10.2
Acquisition date fair value of marketable securities sold	(10.3)	(10.7)
Gain (loss) on sale of marketable securities recorded in OCI	0.1	(0.5)
Reduction in value of marketable securities	(5.0)	—
Net realized change in fair value of marketable securities	$(4.9)	$(0.5)
At December 31, 2020, the impact of an increase of 10% in the fair value of marketable securities and warrants would have resulted in an increase in unrealized gains, net of tax of $1.4 million that would have been included in OCI with no impact on net earnings (loss). The impact of a decrease in 10% in the fair value of marketable securities would have resulted in a decrease in unrealized gains, net of tax, of $1.4 million that would have been included in OCI with no impact on net earnings (loss).
(c)Cash flow hedge fair value reserve
(i)Hedge gain/loss

	Gain (loss) recognized in cash flow hedge reserve		(Gain) loss reclassified or adjusted from cash flow hedge reserve
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019

Exchange rate risk
Canadian dollar option contracts	$22.4	$0.7	$1.3	$—
Canadian dollar forward contracts	9.9	1.0	(1.0)	(0.4)
Euro option contracts	—	(1.4)	—	1.4
Crude oil option contracts	(13.5)	5.0	9.6	(2.2)
Gold bullion option contracts	—	—	—	—
	18.8	5.3	9.9	(1.2)
Time value of option contracts excluded from hedge relationship	(3.2)	9.2	13.3	—
	$15.6	$14.5	$23.2	$(1.2)

	(Gain) loss reclassified or adjusted from cash flow hedge reserve to:
	Year ended December 31, 2020	Year ended December 31, 2019

Consolidated balance sheets
Property, plant and equipment	$2.0	$0.2
Consolidated statements of earnings (loss)
Cost of sales	19.4	(1.2)
General and administrative expenses	1.8	(0.2)
Total	$23.2	$(1.2)
There was no hedge ineffectiveness for the years ended December 31, 2020 and 2019.
(ii)Currency exchange rate risk
Movements in the Canadian dollar (C$) against the U.S. dollar ($) have a direct impact on the Company’s consolidated financial statements.
The Company manages its exposure to the Canadian dollar by executing option and forward contracts. The Company’s objective is to hedge its exposure to these currencies resulting from operating and capital expenditure requirements at some of its mine sites, corporate offices and development projects.
The Company has designated option and forward contracts as cash flow hedges for its highly probable forecasted Canadian dollar expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging.
As at December 31, 2020, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings (loss) and Property, plant and equipment balance on the Consolidated balance sheets are as follows:

	2021	2022	2023	Total
Cash flow hedges
Exchange rate risk
Canadian dollar forward and option contracts (millions of C$)	252	210	185	647
Rate range ($/C$)[1]	1.30 - 1.47	1.30 - 1.48	1.30 - 1.46
1The Company executed Canadian dollar collar options, which consist of Canadian dollar call and put options within the given range in 2021 through 2023. The Company will recognize a gain from the difference between a lower market price and the Canadian dollar call strike price. The Company will incur a loss from the difference between a higher market price and the Canadian dollar put strike price.
The table below sets out the fair value as at December 31, 2020, and what the fair value would have been based on an increase or decrease of 10% in the U.S. dollar exchange rate. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income (loss) as OCI.

	December 31, 2020	Increase of 10%	Decrease of 10%
Canadian dollar (C$)	$35.1	$89.5	$(4.3)
Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at December 31, 2020 and December 31, 2019 is as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2020	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian dollar option contracts	$26.2	$—	$23.8	$23.8	$(23.8)
Canadian dollar forward contracts	8.9	—	8.9	8.9	(8.9)
	$35.1	$—	$32.7	$32.7	$(32.7)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2019	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian dollar option contracts	$1.4	$—	$—	$—	$—
Canadian dollar forward contracts	—	—	0.1	0.1	(0.1)
Euro option contracts	—	—	(1.1)	(1.1)	1.1
	$1.4	$—	$(1.0)	$(1.0)	$1.0
(iii)Oil and fuel market price risk
Low sulfur diesel and fuel oil are key inputs to extract tonnage and, in some cases, to wholly or partially power operations, and construction and development activities. Brent crude oil and West Texas Intermediate ("WTI") crude oil prices are components of diesel and fuel oil costs, respectively, such that changes in the price of crude oil directly impacts diesel and fuel oil costs. The Company established a hedging strategy to limit the impact of fluctuations in crude oil prices and to economically hedge future consumption of diesel and fuel oil at the Rosebel and Essakane mines. During the third quarter 2020, the Company established a hedging program to limit the impact of fluctuations in crude oil prices to economically hedge future consumption of diesel and fuel oil to be used in the construction and development of the Côté Gold Project. The Company has designated option contracts as cash flow hedges for the crude oil component of its highly probable forecasted low sulfur diesel and fuel oil purchases.
As at December 31, 2020, the Company’s outstanding crude oil derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings (loss) and the Property, plant and equipment balance on the Consolidated balance sheets are as follows:

	2021	2022	2023	2024	Total
Brent crude oil option contracts (barrels)[1]	588	520	428	270	1,806
Option contracts with strike prices at ($/barrel)[2]	54 - 65	50 - 65	41 - 65	41 - 55
WTI crude oil option contracts (barrels)[1]	580	573	473	270	1,896
Option contracts with strike prices at ($/barrel)[2]	31 - 62	45 - 62	36 - 60	38 - 50
1Quantities of barrels are in thousands.
2The Company executed Brent and WTI collar options, which consist of Brent and WTI put and call options with strike prices within the given range in 2020 through 2024. The Company will incur a loss from the difference between a lower market price and the put strike price. The Company will recognize a gain from the difference between a higher market price and the call strike price.
The table below sets out the fair value as at December 31, 2020, and what the fair value would have been based on an increase or a decrease of 10% of the price. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income as OCI.

	December 31, 2020	Increase of 10%	Decrease of 10%
Brent crude oil option contracts	$(5.9)	$(0.5)	$(14.3)
WTI crude oil option contracts	$(2.6)	$1.6	$(9.8)

Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at December 31, 2020 and December 31, 2019 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2020	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$1.6	$(7.5)	$(3.4)	$(3.4)	$3.4
WTI crude oil option contracts	1.9	(4.5)	1.3	1.3	(1.3)
	$3.5	$(12.0)	$(2.1)	$(2.1)	$2.1

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2019	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$1.8	$(1.3)	$0.9	$0.9	$(0.9)
WTI crude oil option contracts	1.9	(1.0)	0.9	0.9	(0.9)
	$3.7	$(2.3)	$1.8	$1.8	$(1.8)
(iv)Gold bullion market price risk
Movements in the spot price of gold have a direct impact on the Company’s consolidated financial statements as gold bullion is sold at prevailing market prices which fluctuate in line with market forces.
During the third quarter 2020, the Company established a hedging program to manage its exposure to the gold spot price by executing option contracts. The Company’s objective is to hedge the exposure of forecasted gold bullion sales transactions to the uncertainty surrounding future fluctuations in the gold spot price.
The Company has designated option contracts as cash flow hedges for its highly probable forecasted gold bullion sales upon entering into gold option contracts during the third quarter 2020. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The changes in fair value of the time value component of options is recorded in OCI as a cost of hedging and reclassified to earnings (loss) when revenue for the underlying gold sale is recognized.
As at December 31, 2020, the Company’s outstanding gold bullion derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings (loss), are as follows:

	2021	2022	Total
Gold bullion option contracts (ounces)[1]	192	18	210
Price range ($/ounce)[2]	1,600 - 3,000	1,800 - 3,000
1Quantities of gold bullion are in thousands
2The Company executed gold bullion collar options, which consist of put and call options with strike prices within the given range in 2021 through 2022. The Company will incur a gain from the difference between a lower market price and the put strike price. The Company will recognize a loss from the difference between a higher market price and the call strike price.
The table below sets out the fair value as at December 31, 2020, and what the fair value would have been based on an increase or decrease of 10% in the price of gold. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income (loss) as OCI.

	December 31, 2020	Increase of 10%	Decrease of 10%
Gold bullion option contracts	$8.1	$24.8	$0.7
Additional information on hedging instruments and hedged forecasted transactions related to gold bullion market price risk as at December 31, 2020 and December 31, 2019 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2020	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Gold bullion option contracts	$8.1	$—	$—	$—	$—

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2019	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Gold bullion option contracts	$—	$—	$—	$—	$—
(d)Gain (loss) on non-hedge derivatives and warrants
Gains and losses on non-hedge derivatives, including embedded derivatives and warrants are included in Interest income, derivatives and other investment gains (losses) (note 33) in the Consolidated statement of earnings (loss).
These gains and losses relate to the Company's fair value movements of the outstanding non-hedge derivative contract, the embedded derivative related to prepayment options for the Notes (note 19(a)), the embedded derivative related to the Rosebel power purchase agreement (note 17), and warrants associated with investments in marketable securities.

		Years ended December 31,
	Notes	2020	2019
Non-hedge derivative contract		$—	$0.1
Embedded derivative		(31.1)	11.3
Warrants and other		(0.7)	5.8
	33	$(31.8)	$17.2